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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21308

                           The China-U.S. Growth Fund

                       ----------------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003

          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1.  Schedule of Investments.

THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2007


                                                          SHARES       VALUE
                                                          ------       -----

COMMON STOCKS--98.4%
UNITED STATES--49.4%

AEROSPACE & DEFENSE--.8%
Boeing Company                                               8,750   $   783,650
                                                                     -----------

BEVERAGES--2.3%
Anheuser-Busch Companies, Inc.                              22,550     1,149,374
PepsiCo, Inc.                                               15,200       991,648
                                                                     -----------
                                                                       2,141,022
                                                                     -----------

BIOTECHNOLOGY--1.1%
Amgen Inc.                                                  15,155     1,066,457
                                                                     -----------

CAPITAL MARKETS--1.2%
Goldman Sachs Group, Inc.                                    5,450     1,156,272
                                                                     -----------

CHEMICALS--1.2%
Agrium Inc.                                                 33,650     1,166,982
                                                                     -----------

COMMERCIAL BANKS--1.1%
Bank of America Corporation                                 19,550     1,027,939
                                                                     -----------

COMMUNICATION EQUIPMENT--2.7%
Corning Incorporated*                                       62,350     1,299,374
QUALCOMM Inc.                                               33,250     1,252,195
                                                                     -----------
                                                                       2,551,569
                                                                     -----------

COMPUTERS & PERIPHERALS--2.8%
Autodesk, Inc.                                              22,050       964,026
Memc Electronic Materials, Inc.*                            31,550     1,653,220
                                                                     -----------
                                                                       2,617,246
                                                                     -----------

COMPUTER TECHNOLOGY--1.3%
Atheros Communications*                                     50,350     1,196,316
                                                                     -----------

DRUGS & PHARMACEUTICALS-1.1%
United Therapeutics Corporation*                            18,350       983,560
                                                                     -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS--.9%
Emerson Electric Co.                                        17,900       804,963
                                                                     -----------

ENERGY EQUIPMENT & SERVICES--4.5%
National-Oilwell Varco Inc.*                                16,250       985,400
Schlumberger Limited                                        18,350     1,165,042
Suntech Power Holdings Co., Ltd. ADR*#                      57,050     2,099,440
                                                                     -----------
                                                                       4,249,882
                                                                     -----------

FINANCE--1.0%
Intercontinental Exchange Inc. *                             7,350       959,543
                                                                     -----------

FOOD & BEVERAGES--1.6%
Yum! Brands, Inc.                                           24,350     1,461,244
                                                                     -----------

FREIGHT & LOGISTICS--1.0%
FedEx Corp.                                                  8,200       905,280
                                                                     -----------

HOTELS, RESTAURANTS & LEISURE--2.5%
Home Inns & Hotels Management, Inc.*                        28,200     1,261,668
Starbucks Corporation*                                      29,800     1,041,212
                                                                     -----------
                                                                       2,302,880
                                                                     -----------

HOUSEHOLD PRODUCTS--1.7%
Procter & Gamble Company                                    24,850     1,612,020
                                                                     -----------

INDUSTRIAL CONGLOMERATES--1.0%
3M Co.                                                      13,050       969,615
                                                                     -----------

INTERNET & CATALOG RETAIL--1.0%
eBay Inc.*                                                  27,250       882,628
                                                                     -----------

INTERNET SOFTWARE & SERVICES--3.7%
Google Inc. Cl A*                                            1,950       977,535
Netease.com Inc. ADR*#                                      62,150     1,270,346
SINA Corp*                                                  32,950     1,178,622
                                                                     -----------
                                                                       3,426,503
                                                                     -----------

MACHINERY--1.7%
Joy Global Inc.                                             17,500       813,225
Manitowoc Company, Inc.                                     14,000       726,040
                                                                     -----------
                                                                       1,539,265
                                                                     -----------

MEDIA--2.0%
Focus Media Holding Limited ADR*#                           12,000       991,920
News Corporation Cl. A                                      36,900       857,925
                                                                     -----------
                                                                       1,849,845
                                                                     -----------

METALS & MINING--4.9%
Cameco Corporation                                          21,850       833,141
Companhia Vale do Rio Doce (CVRD) ADR#                      32,050     1,087,457
Phelps Dodge Corporation                                     7,750       957,900
Schnitzer Steel Industries, Inc. Cl. A                      44,500     1,713,250
                                                                     -----------
                                                                       4,591,748
                                                                     -----------

OIL & GAS--1.1%
Petroleo Brasileiro S. A. ADR#                              10,750     1,056,510
                                                                     -----------

PERSONAL PRODUCTS--1.3%
Avon Products, Inc.                                         33,750     1,160,663
                                                                     -----------

SOFTWARE--1.1%
BEA Systems, Inc.*                                          81,400     1,003,662
                                                                     -----------

SPECIALTY RETAIL--.8%
Tiffany & Co.                                               18,400       722,384
                                                                     -----------

UTILITIES--2.0%
Veolia Environnement                                        26,500     1,868,780
                                                                     -----------

TOTAL UNITED STATES
(COST $39,379,269)                                                    46,058,428
                                                                     -----------

BERMUDA--1.1%

SOFTWARE--1.1%
China Lotsynergy Holdings*                               4,125,956     1,046,238
                                                                     -----------

TOTAL BERMUDA
(COST $929,453)                                                        1,046,238
                                                                     -----------


CAYMAN ISLANDS--.6%

CONSUMER PRODUCTS--.6%
Minth Group Ltd.                                           698,000       556,015
                                                                     -----------

TOTAL CAYMAN ISLANDS
(COST $460,526)                                                          556,015
                                                                     -----------

CHINA--15.0%

APPAREL--1.0%
Hongguo International Holdings Limited                   1,259,000       942,365
                                                                     -----------

AUTOMOTIVE--1.1%
Dongfeng Motor Corporation*                              1,628,000       990,350
                                                                     -----------

BUILDING & CONSTRUCTION--1.1%
China Communications Construction Company Ltd.*            911,000     1,037,196
                                                                     -----------

CONSTRUCTION & ENGINEERING--1.2%
China National Building Material Company Ltd.*           1,414,000     1,106,449
                                                                     -----------

CONSUMER PRODUCTS--1.5%
Win Hanverky Holdings Ltd.                               2,262,000     1,425,274
                                                                     -----------

EDUCATION--1.1%
New Oriental Education-SP ADR#                              27,700       989,721
                                                                     -----------

FINANCIAL SERVICES--1.2%
China Merchants Bank Co., Ltd.                             320,000       690,133
Industrial and Commercial Bank Of China*                   777,000       450,775
                                                                     -----------
                                                                       1,140,908
                                                                     -----------

HOTELS, RESTAURANTS & LEISURE--.9%
Shanghai Jin Jiang*                                      1,428,000       863,199
                                                                     -----------

INSURANCE--.6%
China Intl Life Insurance Co. Cl. H *                      185,000       540,191
                                                                     -----------

MACHINERY--1.1%
China Infrastructure Machinery Holdings Limited*           776,000     1,021,634
                                                                     -----------

MEDICAL DEVICES--.9%
Mindray Medical International Limited*                      32,756       795,971
                                                                     -----------

METALS & MINING--.9%
Yanzhou Coal Company Ltd                                   876,617       815,055
                                                                     -----------

OIL & GAS--1.1
China Petroleum & Chemical Corp. (Sinopec)               1,230,000     1,028,629
                                                                     -----------

REAL ESTATE--1.3%
CapitaRetail China Trust*                                  639,971     1,216,294
                                                                     -----------

TOTAL CHINA
(COST $11,081,211)                                                    13,913,236
                                                                     -----------

HONG KONG--15.7%

COMMERCIAL BANKS--2.0%
The Bank of East Asia, Ltd.                                166,600       956,925
CITIC International Financial Holdings Limited           1,089,920       912,879
                                                                     -----------
                                                                       1,869,804
                                                                     -----------

CONTAINERS & PACKAGING--.9%
Qualipak International Holdings Limited                  1,320,500       872,627
                                                                     -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Zhuzhou CSR Times Electric Co.*                            506,000       907,234
                                                                     -----------

FINANCIAL SERVICES--1.7%
China Insurance International Holdings
  Company Limited                                          794,000       935,511
Hong Kong Exchanges & Clearing Limited                      61,500       667,113
                                                                     -----------
                                                                       1,602,624
                                                                     -----------

FOOD & BEVERAGES--.9%
FUJI Food & Catering Services                              383,000       800,497
                                                                     -----------

INDUSTRIAL CONGLOMERATES--1.1%
Peace Mark (Holdings) Limited                            1,190,000       996,702
                                                                     -----------

OIL & GAS--.7%
CNOOC Limited                                              804,000       683,699
                                                                     -----------

REAL ESTATE--1.6%
Cheung Kong (Holdings) Limited                              56,000       737,262
China Overseas Land Investment Limited                     682,000       753,765
                                                                     -----------
                                                                       1,491,027
                                                                     -----------

TEXTILES & APPAREL--1.0%
China Grand Forestry Resources Group Ltd.                5,728,000       880,288
                                                                     -----------

UTILITIES--1.9%
Guangdong Investment Limited                             1,458,000       743,158
Hong Kong and China Gas Company Limited                    462,000     1,025,963
                                                                     -----------
                                                                       1,769,121
                                                                     -----------

WIRELESS TELECOMMUNICATION SERVICES--2.9%
China Mobile (Hong Kong) Limited                           295,500     2,709,637
                                                                     -----------

TOTAL HONG KONG
(COST $12,925,663)                                                    14,583,260
                                                                     -----------

SINGAPORE--1.1%

OTHER SERVICES & BUSINESSES--1.1%
Sino-Environment Technology Group Ltd.*                    516,000     1,054,569
                                                                     -----------

TOTAL SINGAPORE
(COST $910,713)                                                        1,054,569
                                                                     -----------

TAIWAN--15.5%

COMMERCIAL BANKS--.9%
Ta Chong Bank Ltd.                                       2,654,000       838,261
                                                                     -----------

COMPUTERS & PERIPHERALS--1.0%
Foxconn Technology Co. Ltd.                                 78,000       930,962
                                                                     -----------

COMPUTER SERVICES--.7%
Acer Inc.                                                  352,000       662,795
                                                                     -----------

CONSUMER PRODUCTS--1.0%
Uni-President Enterprises Corp.                          1,025,000       933,878
                                                                     -----------

FINANCIAL INFORMATION SERVICES--1.2%
Cathay Financial Holding Co., Ltd.                         517,000     1,146,194
                                                                     -----------

FINANCIAL SERVICES--1.3%
Shin Kong Financial Holding Co., Ltd.                    1,179,000     1,181,606
                                                                     -----------

INDUSTRIAL CONGLOMERATES--1.1%
Epistar Corporation                                        160,000       517,505
Tripod Technology Corp.                                    116,000       459,741
                                                                     -----------
                                                                         977,246
                                                                     -----------

INFORMATION TECHNOLOGY  SERVICES--7.4%
Catcher Technology Co., Ltd.                               131,000     1,404,400
Delta Electronics Inc.                                     213,000       695,397
Hon Hai Precision Industry Co., Ltd.                       287,000     1,961,143
MediaTek Incorporation                                      82,000       894,032
Simplo Technology Co., Ltd.                                268,000       956,351
Taiwan Semiconductor Manufacturing Company Ltd.            469,000       960,014
                                                                     -----------
                                                                       6,871,337
                                                                     -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--.9%
Holtek Semiconductor Inc.                                  462,000       874,128
                                                                     -----------

TOTAL TAIWAN
(COST $13,291,053)                                                    14,416,407
                                                                     -----------

TOTAL COMMON STOCKS
(COST $78,977,888)                                                    91,628,153
                                                                     -----------

Total Investments
(Cost $78,977,888)(a)                                         98.4%   91,628,153
Other Assets in Excess of Liabilities                          1.6     1,488,379
                                                            ------   -----------
NET ASSETS                                                   100.0%  $93,116,532
                                                            ======   ===========

* Non-income producing securities.

# American Depositary Receipts.

(a) At January 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $78,977,888 amounted to $12,650,258 which consisted of aggregate gross unrealized appreciation of $13,225,664 and aggregate gross unrealized depreciation of $575,406

ITEM 2.  Controls and Procedures.
(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The China-U.S. Growth Fund

By /s/Dan C. Chung

Daniel C. Chung

President

Date: March 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Dan C. Chung

Daniel C. Chung

President

Date: March 20, 2007

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: March 20, 2007